Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2023
Cost of Sales [Abstract]
Schedule of cost of sales	This caption is made up as follows:
	2023	2022	2021
	S/(000)	S/(000)	S/(000)

Beginning balance of goods and finished products	20,037	25,304	12,877
Beginning balance of work in progress	186,937	135,008	114,246
Consumption of miscellaneous supplies	429,069	607,518	566,781
Maintenance and third-party services	244,722	277,250	242,412
Shipping costs	177,393	201,849	196,064
Depreciation and amortization	125,494	121,871	118,998
Personnel expenses, note 20(b)	125,318	125,683	113,513
Costs of packaging	66,456	81,023	71,580
Other manufacturing expenses	76,337	95,183	102,177
Ending balance of goods and finished products	(16,916)	(20,037)	(25,304)
Ending balance of work in progress	(174,224)	(186,937)	(135,008)
	1,260,623	1,463,715	1,378,336